Common Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Common Stock Warrants Activity

A summary of common stock warrants activity for the nine months ended September 30, 2016 is as follows:

		Weighted Average
	Number	Exercise Price

Warrants outstanding December 31, 2015	1,127,000	$0.94
Granted	100,000	$0.40
Exercised	(42,000)	$0.50
Forfeited	(1,085,000)	$0.96
Warrants outstanding September 30, 2016	100,000	$0.40
Warrants exercisable as of September 30, 2016	100,000	$0.40

A summary of common stock warrants activity for the nine months ended December 31, 2015 is as follows:

		Weighted Average
	Number	Exercise Price

Warrants outstanding March 31, 2015	1,025,000	$0.99
Granted	102,000	0.50
Exercised	-	-
Forfeited	-	-
Warrants outstanding December 31, 2015	1,127,000	$0.94
Warrants exercisable as of December 31, 2015	1,127,000	$0.94

Schedule of Common Stock Option Activity

A summary of stock option activity for the three months ended March 31, 2015 (Predecessor) and the year ended December 31, 2014 (Predecessor) is as follows:

	Number	Weighted Average Exercise price

Options outstanding December 31, 2013	875,042	$.16
Granted	-	-
Exercised	-	-
Forfeited	-	-
Options outstanding December 31, 2014	875,042	$.16
Granted	-	-
Exercised	-	-
Forfeited	-	-
Options outstanding March 31, 2015	875,042	$.16
Options exercisable March 31, 2015	468,792	$.16

Schedule of Common Stock Option Warrants Activity

A summary of stock option warrants activity for the three months ended March 31, 2015 (Predecessor) and the year ended December 31, 2014 (Predecessor) is as follows:

		Weighted Average
	Number	Exercise price

Warrants outstanding December 31, 2013	-	$-
Granted	60,000	-
Exercised	-	-
Forfeited	-	-
Warrants outstanding December 31, 2014	60,000	$-
Granted	-	-
Exercised	-
Forfeited	-	-
Warrants outstanding March 31, 2015	60,000	$-
Warrants exercisable March 31, 2015	60,000	$-